Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA  02110
                                    January 3, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Scudder Global Fund (the "Fund"), a series of
         Global/International Fund, Inc., (the "Corporation") (Reg. Nos. 33-5724 and 811-4670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 53 to the Corporation's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2002.

Comments or questions concerning this certificate may be directed to Paul Dickinson at (617) 295-3978.

                                       Very truly yours,


                                       Global/International Fund, Inc.


                                       By:   /s/John Millette
                                             -----------------------------------
                                             John Millette
                                             Secretary


cc:      Caroline Pearson, Esq.
         Kenneth B. Abel, Esq., Ober, Kaler, Grimes & Shriver